UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number: 811-08365



                       EVERGREEN SELECT FIXED INCOME TRUST
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
 _____________________________________________________________________________
                    (Address of principal executive offices)


                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
  _____________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:   4/30, 5/31, 6/30, 10/31

Date of reporting period:  7/1/2003 - 6/30/2004

ITEM 1. PROXY VOTING RECORD

        The following are series of Evergreen Select Fixed Income Trust (the "Registrant"):

  Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)
        Evergreen Core Bond Fund
        Evergreen Strategic Core Bond Portfolio (formerly Evergreen Fixed
          Income Fund II)
        Evergreen Select High Yield Bond Fund

  Evergreen National Municipal Bond Funds (FYE 5/31)
        Evergreen Intermediate Municipal Bond Fund

  Evergreen Short and Intermediate Term Bond Funds (FYE 6/30)
        Evergreen Adjustable Rate Fund
        Evergreen Limited Duration Fund
        Evergreen Short Intermediate Bond Fund

  Evergreen Global and International Funds (FYE 10/31)
        Evergreen International Bond Fund


     The Registrant, including all of its series listed above, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, have no proxy votes to report.

                                   SIGNATURE


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN SELECT FIXED INCOME TRUST


                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
                                        (Chief Executive Officer)

Date: August 30, 2004
     --------------------------